FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:   (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  6/30/10

Item 1. Schedule of Investments.

	Industry	Shares	Value
Common Stocks 76.7%			
Brazil 9.4%			
Companhia de Bebidas das Americas (AmBev)	Beverages	215,685	$ 18,622,864
[a]Companhia de Bebidas das Americas (AmBev), IDR	Beverages	1,449	129,522
Gafisa SA	Household Durables	1,343,092	8,028,445
Itau Unibanco Holding SA, ADR	Commercial Banks	1,816,825	32,721,018
Itausa - Investimentos Itau SA, IDR	Commercial Banks	18,662	113,041
Localiza Rent a Car SA	Road & Rail	356,915	4,138,575
			63,753,465
China 27.4%			
Bank of China Ltd., H	Commercial Banks	10,677,000	5,443,322
Beijing Capital Land Ltd., H	Real Estate Management & Development	6,746,000	1,923,196
China Coal Energy Co., H	Oil, Gas & Consumable Fuels	5,705,000	7,216,326
China Construction Bank Corp., H	Commercial Banks	18,620,000	15,159,790
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	20,542,000	16,777,378
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	703,000	2,572,909
[a]China Shipping Container Lines Co. Ltd., H	Marine	4,705,000	1,691,772
China Shipping Development Co. Ltd., H	Marine	3,730,000	4,780,393
China Vanke Co. Ltd., B	Real Estate Management & Development	2,111,153	2,220,383
CNOOC Ltd.	Oil, Gas & Consumable Fuels	5,042,000	8,637,398
[a]Hidili Industry International Development Ltd.	Metals & Mining	3,289,000	2,441,271
Huaxin Cement Co. Ltd., B	Construction Materials	14,528	29,739
Industrial and Commercial Bank of China Ltd., H	Commercial Banks	27,532,000	20,258,936
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,528,800	7,379,517
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	28,304,000	31,803,881
Sinotrans Ltd., H	Air Freight & Logistics	13,020,000	2,976,153
Soho China Ltd.	Real Estate Management & Development	34,391,500	20,139,107
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	16,908,581	33,178,348
			184,629,819
India 19.5%			
Federal Bank Ltd.	Commercial Banks	498,688	3,416,429
Grasim Industries Ltd.	Chemicals	249,200	9,809,650
Hindalco Industries Ltd.	Metals & Mining	5,874,979	18,286,149
ICICI Bank Ltd.	Commercial Banks	301,811	5,603,900
Infosys Technologies Ltd.	IT Services	266,400	16,001,502
Karnataka Bank Ltd.	Commercial Banks	560,075	2,137,152
Maharashtra Seamless Ltd.	Metals & Mining	1,000,544	8,369,656
MindTree Ltd.	IT Services	246,196	2,920,677
Peninsula Land Ltd.	Real Estate Management & Development	2,889,531	4,562,254
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	282,400	6,611,536
[a]Samruddhi Cement Ltd.	Chemicals	249,200	2,617,070
Sesa Goa Ltd.	Metals & Mining	922,880	7,010,310
State Bank of India	Commercial Banks	42,000	2,082,675
Steel Authority of India Ltd.	Metals & Mining	4,156,551	17,252,932
Tata Chemicals Ltd.	Chemicals	534,661	3,847,717
Tata Consultancy Services Ltd.	IT Services	476,500	7,709,703
Tata Steel Ltd.	Metals & Mining	846,000	8,849,060
Union Bank of India Ltd.	Commercial Banks	614,197	4,114,491
			131,202,863
Kazakhstan 1.1%			
KazMuniGas Exploration Production, GDR	Oil, Gas & Consumable Fuels	394,786	7,354,863
Russia 19.3%			
Acron JSC	Chemicals	5,200	128,850
Gazprom, ADR	Oil, Gas & Consumable Fuels	1,186,823	22,324,141
[b]LUKOIL Holdings, ADR	Oil, Gas & Consumable Fuels	83,250	4,287,375
[b]LUKOIL Holdings, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	357,600	18,595,200
Mining and Metallurgical Co. Norilsk Nickel, ADR	Metals & Mining	1,410,166	20,376,899
Mobile TeleSystems	Wireless Telecommunication Services	521,100	3,944,685
[a]OAO TMK	Energy Equipment & Services	596,435	2,231,731

Quarterly Statement of Investments

See Notes to Statements of Investments.

Templeton Global Investment Trust

Templeton BRIC Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

[a]OAO TMK, GDR	Energy Equipment & Services	880,267	$ 13,177,597
[a]Raspadskaya	Metals & Mining	577,882	2,300,920
Rosneft Oil Co.	Oil, Gas & Consumable Fuels	1,133,000	6,989,644
Rosneft Oil Co., GDR	Oil, Gas & Consumable Fuels	165,200	1,020,936
[a]RusHydro	Electric Utilities	35,981,825	1,746,819
[a]RusHydro, ADR	Electric Utilities	1,096,884	5,341,825
Sberbank RF	Commercial Banks	5,324,900	12,992,756
TNK-BP	Oil, Gas & Consumable Fuels	2,369,000	4,927,520
[c]Uralkali, GDR, Reg S	Chemicals	314,400	5,662,344
Vsmpo-Avisma Corp.	Metals & Mining	46,781	4,395,216
			130,444,458
Total Common Stocks (Cost $497,960,188)			517,385,468
Preferred Stocks 21.8%			
Brazil 21.8%			
Banco Bradesco SA, ADR, pfd.	Commercial Banks	1,618,220	25,664,969
Bradespar SA, pfd.	Metals & Mining	104,000	1,887,455
Itausa - Investimentos Itau SA, pfd.	Commercial Banks	2,719,899	16,120,521
Metalurgica Gerdau SA, pfd.	Metals & Mining	589,100	9,524,069
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	1,311,400	39,079,720
Usinas Siderurgicas de Minas Gerais SA, pfd., A	Metals & Mining	352,267	9,380,139
Vale SA, ADR, pfd., A	Metals & Mining	2,165,800	45,525,116
Total Preferred Stocks (Cost $125,316,781)			147,181,989
Total Investments before Short Term Investments (Cost $623,276,969)			664,567,457
Short Term Investments (Cost $6,932,049) 1.0%			
Money Market Funds 1.0%			
United States 1.0%			
[a,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%		6,932,049	6,932,049
Total Investments (Cost $630,209,018) 99.5%			671,499,506
Other Assets, less Liabilities 0.5%			3,316,341
Net Assets 100.0%			$ 674,815,847

[a]Non-income producing. [b]See Note 7 regarding other considerations.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2010, the value of this security was $5,662,344, representing 0.84% of net assets. dThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Global Investment Trust

Templeton BRIC Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

ADR GDR IDR	American Depository Receipt Global Depository Receipt International Depository Receipt

Latvia 1.1%

Quarterly Statement of Investments

See Notes to Statements of Investments.

Selected Portfolio GDR Global Depository Receipt

aNon-income producing. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2010, the value of this security was $7,173,170 representing 2.78% of net assets. cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2010, the value of this security was $5,121,415 representing 1.98% of net assets. dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2010, the aggregate value of these securities was $11,632,809 representing 4.50% of net assets. eSee Note 6 regarding holdings of 5% voting securities. fThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments

See Notes to Statements of Investments.

Templeton Global Investment Trust

Templeton Frontier Markets Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

Panama 3.7%				
Banco Latinoamericano de Comercio Exterior SA	Commercial Banks	128,170	$	1,600,843
Copa Holdings SA	Airlines	23,600		1,043,592
				2,644,435
Peru 0.8%				
Credicorp Ltd.	Commercial Banks	6,100		554,429
Philippines 1.0%				
Globe Telecom Inc.	Wireless Telecommunication Services	5,560		107,026
Manila Water Co. Inc.	Water Utilities	232,000		82,331
Pepsi-Cola Products Philippines Inc.	Beverages	7,005,000		414,319
Universal Robina Corp.	Food Products	124,900		83,276
				686,952
Qatar 7.2%				
Commercial Bank of Qatar	Commercial Banks	88,773		1,620,043
Doha Bank QSC	Commercial Banks	11,111		137,418
Qatar Electricity & Water Co.	Multi-Utilities	44,835		1,270,438
Qatar National Bank	Commercial Banks	12,255		453,016
Qatar Telecom QSC (Q-Tel)	Diversified Telecommunication Services	37,391		1,680,206
				5,161,121
Romania 0.4%				
BRD-Groupe Societe Generale	Commercial Banks	38,280		114,805
[a]OMV Petrom SA	Oil, Gas & Consumable Fuels	1,581,300		134,296
[a]SC Bursa De Valori Bucuresti SA	Diversified Financial Services	10,407		75,841
				324,942
Serbia 0.3%				
[a]AIK Banka AD	Commercial Banks	6,380		208,594
South Africa 5.8%				
[a]Africa Cellular Towers Ltd.	Metals & Mining	476,414		14,891
MTN Group Ltd.	Wireless Telecommunication Services	318,700		4,192,056
				4,206,947
Tunisia 0.1%				
Poulina Group Holding	Diversified Financial Services	8,693		48,146
Ukraine 1.5%				
[a]MHP SA, GDR	Food Products	78,480		1,061,834
United Arab Emirates 6.8%				
Agthia Group PJSC	Food Products	953,079		493,030
Air Arabia	Airlines	2,775,710		646,903
[a]Aramex Co.	Air Freight & Logistics	197,641		82,868
Depa Ltd.	Commercial Services & Supplies	861,340		637,392
DP World Ltd.	Transportation Infrastructure	3,184,733		1,401,283
[a]Emaar Properties PJSC	Real Estate Management & Development	128,439		107,006
First Gulf Bank	Commercial Banks	307,183		1,254,525
National Bank of Abu Dhabi	Commercial Banks	12,617		38,130
[a]Union National Bank	Commercial Banks	285,466		217,622
				4,878,759
United Kingdom 1.6%				
[a]Gem Diamonds Ltd.	Metals & Mining	199,210		625,487
PZ Cussons PLC	Household Products	106,180		541,736
				1,167,223
Vietnam 3.1%				
Bentre Aqua Product Import & Export JSC	Food Products	81,400		219,712
Cat Loi JSC	Tobacco	106,330		130,962

aNon-income producing. bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2010, the aggregate value of these securities was $2,627,581, representing 3.65% of net assets. cRounds to less than 0.1% of net assets. dThe principal amount is stated in U.S. dollars unless otherwise indicated. eThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS Currency

OMR Omani Rial

Selected Portfolio

ADR GDR	American Depository Receipt Global Depository Receipt

Templeton Global Investment Trust

	Industry	Shares	Value
Common Stocks 54.3%			
Australia 1.4%			
Billabong International Ltd.	Textiles, Apparel & Luxury Goods	766,457	$ 5,634,724
[a]Billabong International Ltd., 144A	Textiles, Apparel & Luxury Goods	121,643	894,277
Brambles Ltd.	Commercial Services & Supplies	1,359,555	6,244,000
			12,773,001
Austria 0.5%			
Telekom Austria AG	Diversified Telecommunication Services	451,110	5,040,467
China 1.3%			
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	8,370,000	4,052,202
Travelsky Technology Ltd., H	IT Services	9,398,000	7,784,297
			11,836,499
Egypt 0.4%			
Egyptian Mobile Services	Wireless Telecommunication Services	119,135	3,473,028
France 3.7%			
AXA SA	Insurance	258,840	4,035,069
France Telecom SA	Diversified Telecommunication Services	356,320	6,225,872
Sanofi-Aventis	Pharmaceuticals	157,330	9,531,464
Total SA, B	Oil, Gas & Consumable Fuels	151,110	6,832,248
Vivendi SA	Media	402,294	8,274,088
			34,898,741
Germany 5.7%			
Bayerische Motoren Werke AG	Automobiles	122,220	6,001,412
Deutsche Post AG	Air Freight & Logistics	265,540	3,910,535
E.ON AG	Electric Utilities	160,860	4,375,852
MAN SE	Machinery	130,610	10,845,809
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	58,050	7,334,699
SAP AG	Software	132,070	5,920,493
Siemens AG	Industrial Conglomerates	167,810	15,225,950
			53,614,750
Hong Kong 2.7%			
Champion REIT	Real Estate Investment Trusts (REITs)	10,328,000	4,827,718
Hopewell Holdings Ltd.	Real Estate Management & Development	2,182,000	6,192,575
Hutchison Whampoa Ltd.	Industrial Conglomerates	1,301,000	8,052,831
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,072,000	6,465,770
			25,538,894
Ireland 0.8%			
CRH PLC	Construction Materials	359,396	7,534,662
Italy 1.2%			
Eni SpA	Oil, Gas & Consumable Fuels	162,823	3,025,194
Intesa Sanpaolo SpA	Commercial Banks	819,279	2,189,591
UniCredit SpA	Commercial Banks	2,563,505	5,766,279
			10,981,064
Japan 1.4%			
Itochu Corp.	Trading Companies & Distributors	388,000	3,093,994
Nintendo Co. Ltd.	Software	21,600	6,437,733
Toyota Motor Corp.	Automobiles	99,200	3,455,899
			12,987,626
Netherlands 1.5%			
[b]ING Groep NV	Diversified Financial Services	1,059,240	8,001,684
Reed Elsevier NV	Media	525,110	5,858,311
			13,859,995
Norway 0.8%			
Statoil ASA	Oil, Gas & Consumable Fuels	373,890	7,262,901
Russia 0.3%			
Mobile TeleSystems, ADR	Wireless Telecommunication Services	127,225	2,437,631

Quarterly Statement of Investments

See Notes to Statements of Investments.

Templeton Global Investment Trust

Singapore 2.1%			
DBS Group Holdings Ltd.	Commercial Banks	889,000	$ 8,691,456
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	5,071,999	11,019,387
			19,710,843
South Africa 0.3%			
Massmart Holdings Ltd.	Food & Staples Retailing	187,794	2,885,940
South Korea 0.5%			
KB Financial Group Inc.	Commercial Banks	111,405	4,325,966
Spain 0.9%			
Telefonica SA	Diversified Telecommunication Services	453,408	8,460,209
Switzerland 3.6%			
Adecco SA	Professional Services	193,227	9,274,681
Novartis AG	Pharmaceuticals	199,540	9,735,013
Roche Holding AG	Pharmaceuticals	60,130	8,315,524
Vontobel Holding AG	Capital Markets	220,930	5,891,330
			33,216,548
Taiwan 2.1%			
Compal Electronics Inc.	Computers & Peripherals	11,005,902	13,179,802
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	3,272,384	6,144,275
			19,324,077
United Kingdom 9.6%			
Aviva PLC	Insurance	1,053,690	4,947,667
BP PLC	Oil, Gas & Consumable Fuels	750,055	3,575,173
GlaxoSmithKline PLC	Pharmaceuticals	508,436	8,688,681
Hays PLC	Professional Services	2,749,230	3,767,574
HSBC Holdings PLC	Commercial Banks	1,132,464	10,565,359
Kingfisher PLC	Specialty Retail	3,184,514	10,051,213
Marks & Spencer Group PLC	Multiline Retail	1,099,350	5,447,935
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	504,429	12,295,194
The Sage Group PLC	Software	2,580,790	8,940,205
Tesco PLC	Food & Staples Retailing	759,641	4,316,203
Vodafone Group PLC	Wireless Telecommunication Services	6,400,499	13,310,012
WSP Group PLC	Professional Services	706,780	3,591,241
			89,496,457
United States 13.5%			
Abbott Laboratories	Pharmaceuticals	130,710	6,114,614
Accenture PLC, A	IT Services	280,720	10,849,828
Bank of America Corp.	Diversified Financial Services	541,490	7,781,211
Chevron Corp.	Oil, Gas & Consumable Fuels	83,880	5,692,097
Comcast Corp., A	Media	599,922	9,856,718
[b,c]Comfort Co., Inc.	Household Durables	2,762	—
[b,d]Dex One Corp.	Media	20,281	385,339
General Electric Co.	Industrial Conglomerates	604,970	8,723,667
The Home Depot Inc.	Specialty Retail	404,850	11,364,140
JPMorgan Chase & Co.	Diversified Financial Services	229,386	8,397,821
Merck & Co. Inc.	Pharmaceuticals	371,436	12,989,117
Microsoft Corp.	Software	401,010	9,227,240
Oracle Corp.	Software	210,960	4,527,202
Pfizer Inc.	Pharmaceuticals	193,982	2,766,183
The Procter & Gamble Co.	Household Products	169,340	10,157,013
Time Warner Cable Inc.	Media	113,160	5,893,373
[b,d,e]Turtle Bay Resort	Hotels, Restaurants & Leisure	1,587,888	1,587,888
United Parcel Service Inc., B	Air Freight & Logistics	173,710	9,882,362
			126,195,813
Total Common Stocks (Cost $619,478,945)			505,855,112
Equity-Linked Securities 2.4%			
Hong Kong 0.5%			
[a]The Goldman Sachs Group Inc. into Techtronic Industries Co. Ltd., 5.25%, 144A	Household Durables	749,512	4,740,097

Templeton Global Investment Trust

United States 1.9%			
[a]The Goldman Sachs Group Inc. into Dell Inc., 6.00%, 144A	Computers & Peripherals	325,692	$ 4,007,575
[a]The Goldman Sachs Group Inc. into News Corp., 5.00%, 144A	Media	522,935	6,425,303
[a]Morgan Stanley into Baker Hughes Inc., 5.50%, 144A	Energy Equipment & Services	64,325	2,672,414
[a]Morgan Stanley into Oracle Corp., 5.50%, 144A	Software	201,629	4,370,611
			17,475,903
Total Equity-Linked Securities (Cost $23,646,496)			22,216,000
Convertible Preferred Stocks (Cost $3,955,000) 0.6%			
Brazil 0.6%			
Vale Capital II, 6.50%, cvt. pfd.	Metals & Mining	79,100	5,534,726
Preferred Stocks (Cost $7,592,477) 1.0%			
Brazil 1.0%			
Vale SA, ADR, pfd., A	Metals & Mining	466,860	9,813,397
		Principal Amount[f]	
[g]Senior Floating Rate Interests 4.8%			
Germany 0.0%[h]			
Fresenius Medical Care Holdings Inc., Term Loan B, 1.70% - 1.91%, 3/31/13	Health Care Providers & Services	200,768	195,435
Netherlands 0.1%			
UPC Financing Partnership, Term Loan T, 3.93%, 12/31/16	Media	351,712	329,906
United States 4.7%			
Anchor Glass Container Corp., Second Lien Term Loan, 10.00%, 9/02/16	Containers & Packaging	3,158,900	3,117,439
ARAMARK Corp.,			
Extended Synthetic L/C, 0.198%, 7/26/16	Commercial Services & Supplies	9,474	9,122
Synthetic L/C, 0.198%, 1/26/14	Commercial Services & Supplies	22,923	21,447
Term Loan B Extended, 3.783%, 7/26/16	Commercial Services & Supplies	144,060	138,703
Term Loan B, 2.408%, 1/26/14	Commercial Services & Supplies	316,555	296,177
BE Aerospace Inc., Term Loan B, 5.75%, 7/28/14	Aerospace & Defense	191,124	192,045
Carestream Health Inc., Second Lien Term Loan, 5.597%, 10/30/13	Health Care Providers & Services	181,818	168,561
CCM Merger Inc. (MotorCity Casino), Term Loan B, 8.50%, 7/13/12	Hotels, Restaurants & Leisure	902,439	888,526
Celanese U.S. Holdings LLC, Dollar Term Loan, 2.042%, 4/02/14	Chemicals	330,305	313,790
Cinemark USA Inc., Extended Term Loan, 3.55% - 3.68%, 4/30/16	Media	419,499	408,574
Community Health Systems Inc.,			
Delayed Draw Term Loan, 2.788%, 7/25/14	Health Care Providers & Services	71,880	67,217
Term Loan, 2.788%, 7/25/14	Health Care Providers & Services	1,400,537	1,309,677
Constellation Brands Inc., Term Loan B, 1.875%, 6/05/13	Beverages	125,245	121,957
[i]CSC Holdings Inc. (Cablevision), Incremental Term Loan B-2, 2.10%, 3/29/16	Media	252,367	245,151
DaVita Inc., Term Loan B-1, 1.80% - 2.04%, 10/05/12	Health Care Providers & Services	262,672	256,543
Dean Foods Co., Term Loan B, 1.915%, 4/02/14	Food Products	428,389	399,320
DIRECTV Holdings LLC, Term Loan B, 1.847%, 4/13/13	Media	207,131	206,067
Diversey Inc., Tranche B Dollar Term Loan, 5.50%, 11/24/15	Commercial Services & Supplies	517,957	515,367
DJO Finance LLC, Term Loan B, 3.347%, 5/20/14	Health Care Equipment & Supplies	948,088	905,898
Dollar General Corp., Tranche B-1 Term Loan, 3.088% - 3.10%, 7/07/14	Multiline Retail	454,726	437,104
Duratek Inc. (EnergySolutions), Term Loan B, 4.10%, 6/07/13	Commercial Services & Supplies	135,511	132,744
Education Management LLC, Term Loan C, 2.313%, 6/01/13	Diversified Consumer Services	945,507	874,446
EnergySolutions LLC,			
Synthetic A Deposit, 4.10%, 6/07/13	Commercial Services & Supplies	20,436	20,018
Synthetic L/C, 4.10%, 6/07/13	Commercial Services & Supplies	21,118	20,686
Term Loan B, 4.10%, 6/07/13	Commercial Services & Supplies	282,446	276,680
[i,k]EnviroSolutions Inc., Initial Term Loan, PIK, FRN, 6.50%, 7/07/12	Commercial Services & Supplies	2,645,104	1,990,440

Templeton Global Investment Trust

Templeton Income Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

Federal-Mogul Corp., Term Loan C, 2.288%, 12/27/15	Auto Components	2,756,767	$	2,408,725
First Data Corp.,				
Term Loan B-1, 3.097%, 9/24/14	IT Services	1,657,278		1,397,868
Term Loan B-2, 3.097%, 9/24/14	IT Services	621,479		524,995
Term Loan B-3, 3.097%, 9/24/14	IT Services	621,479		523,769
Flextronics International USA Inc.,				
A Closing Date Loan, 2.541% - 2.554%, 10/01/14	Electronic Equipment, Instruments & Components	289,593		269,080
A-1-A Delayed Draw Term Loan, 2.553%, 10/01/14	Electronic Equipment, Instruments & Components	38,666		35,927
A-1-B Delayed Draw Term Loan, 2.597%, 10/01/14	Electronic Equipment, Instruments & Components	24,649		22,903
A-3 Delayed Draw Term Loan, 2.604%, 10/01/14	Electronic Equipment, Instruments & Components	156,077		145,152
Georgia-Pacific LLC,				
Term Loan B, 2.533% - 2.538%, 12/20/12	Paper & Forest Products	153,419		148,654
Term Loan C, 3.783% - 3.787%, 12/23/14	Paper & Forest Products	338,239		334,698
HCA Inc.,				
Term Loan B-1, 2.783%, 11/18/13	Health Care Providers & Services	404,358		382,233
Tranche B-2 Term Loan, 3.783%, 3/31/17	Health Care Providers & Services	969,730		928,744
Intelsat Corp. (PanAmSat),				
Incremental B-2-A, 2.792%, 1/03/14	Wireless Telecommunication Services	44,143		41,087
Incremental B-2-B, 2.792%, 1/03/14	Wireless Telecommunication Services	44,129		41,075
Incremental B-2-C, 2.792%, 1/03/14	Wireless Telecommunication Services	44,129		41,075
Tranche B-2-A, 2.792%, 1/03/14	Wireless Telecommunication Services	332,751		308,924
Tranche B-2-B, 2.792%, 1/03/14	Wireless Telecommunication Services	332,649		308,829
Tranche B-2-C, 2.792%, 1/03/14	Wireless Telecommunication Services	332,649		308,829
Jarden Corp., Term Loan B4, 3.783%, 1/26/15	Household Durables	378,010		373,622
Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 2.35%, 10/04/11	Auto Components	189,343		186,976
Lender Processing Services Inc., Term Loan B, 2.847%, 7/02/14	IT Services	306,819		306,180
LifePoint Hospitals Inc., Term B-2 Loan, 3.25%, 4/15/15	Health Care Providers & Services	636,693		617,190
MSCI Inc., Term Loan, 4.75%, 6/01/16	Diversified Financial Services	356,432		356,729
Mylan Inc., Term Loan B, 3.625% - 3.813%, 10/02/14	Pharmaceuticals	445,202		442,558
Nalco Co.,				
Term Loan B, 2.125%, 11/04/10	Chemicals	104,653		104,370
Term Loan, 6.50%, 5/13/16	Chemicals	323,860		324,501
Novelis Corp., U.S. Term Loan, 2.54%, 7/07/14	Metals & Mining	593,901		562,598
NRG Energy Inc.,				
Credit Link, 2.283%, 2/01/13	Independent Power Producers & Energy Traders	348,745		333,923
Term Loan, 2.283%, 2/01/13	Independent Power Producers & Energy Traders	523,968		501,699
Oshkosh Truck Corp., Term Loan B-1, 6.54%, 12/06/13	Machinery	197,451		197,899
Penn National Gaming Inc., Term Loan B, 2.07% - 2.12%, 10/03/12	Hotels, Restaurants & Leisure	463,514		447,508
R.H. Donnelley Inc., Term Loan B, 9.25%, 10/24/14	Media	2,113,054		1,894,706
RBS Global Inc. (Rexnord),				
Incremental Tranche B-2, 2.625%, 7/22/13	Machinery	201,836		190,819
Tranche B-1 Term B Loan, 2.813% - 2.875%, 7/22/13	Machinery	1,029,244		982,607
Regal Cinemas Corp., Term Loan, 4.033%, 11/17/16	Media	364,034		356,601
Rockwood Specialties Group Inc., Term Loan H, 6.00%, 5/15/14	Chemicals	907,805		909,054
[c,i,j] Sleep Innovations Inc., Term Loan, PIK, 10.25%, 3/05/15	Household Durables	355,756		294,388
SunGard Data Systems Inc., Tranche B U.S. Term Loan, 3.999% - 4.061%, 2/28/16	IT Services	347,643		332,744
SUPERVALU Inc.,				
Term Loan B, 1.597%, 6/02/12	Food & Staples Retailing	274,430		261,429
Term Loan B-2, 3.097%, 10/15/15	Food & Staples Retailing	486,214		466,157
Texas Competitive Electric Holdings Co. LLC, Term Loan B-2, 3.85% - 4.066%, 10/10/14	Independent Power Producers & Energy Traders	4,370,170		3,242,120
[i] Trans Union LLC, Term Loan B, 6.75%, 6/15/17	IT Services	381,144		383,860
TransDigm Inc., Term Loan B, 2.538%, 6/23/13	Aerospace & Defense	623,985		605,461
[d] Turtle Bay Holdings LLC,				
Term Loan A, 10.375%, 3/01/13	Hotels, Restaurants & Leisure	1,556,750		1,502,264
[e,j] Term Loan B, PIK, 3.125%, 2/09/15	Hotels, Restaurants & Leisure	3,235,016		2,529,135
Univision Communications Inc., Initial Term Loan, 2.597%, 9/29/14	Media	3,982,631		3,352,602

[a,j]Edcon Proprietary Ltd., senior secured note, Reg S, FRN, 3.969%, 6/15/14	Specialty Retail	800,000	EUR	$ 698,957
				1,072,017
Switzerland 0.1%				
[a]Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14	Oil, Gas & Consumable Fuels	500,000		437,500
United Kingdom 0.4%				
[a]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	Air Freight & Logistics	200,000		207,500
11.50%, 4/01/18	Air Freight & Logistics	800,000		816,000
[a]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	Energy Equipment & Services	800,000		768,000
[a]Ineos Group Holdings PLC, senior secured note, 144A, 8.50%, 2/15/16	Chemicals	1,000,000		785,000
[a]Infinis PLC, senior note, 144A, 9.125%, 12/15/14	Independent Power Producers & Energy Traders	200,000	GBP	304,383
[a]Kerling PLC, senior secured note, 144A, 10.625%, 1/28/17	Chemicals	500,000	EUR	621,516
[a]Virgin Media Secured Finance, senior secured note, 144A, 6.50%, 1/15/18	Media	400,000		395,000
				3,897,399
United States 9.8%				
[a]Alliance One International Inc., senior note, 144A, 10.00%, 7/15/16	Tobacco	200,000		204,500
[a]Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15	Machinery	1,000,000		1,047,500
Ameren Corp., senior note, 8.875%, 5/15/14	Multi-Utilities	600,000		696,351
Anadarko Petroleum Corp., senior note, 8.70%, 3/15/19	Oil, Gas & Consumable Fuels	1,000,000		946,106
[a]Antero Resources Finance, senior note, 144A, 9.375%, 12/01/17	Oil, Gas & Consumable Fuels	1,000,000		1,005,000
Arvinmeritor Inc., senior note, 10.625%, 3/15/18	Auto Components	500,000		532,500
[m]Bank of America Corp., pfd., sub. bond, M, 8.125%, Perpetual	Diversified Financial Services	1,000,000		967,500
Berry Petroleum Co., senior note, 10.25%, 6/01/14	Oil, Gas & Consumable Fuels	700,000		756,000
[a]Building Materials Corp. of America, senior note, 144A, 7.50%, 3/15/20	Construction Materials	400,000		395,000
[a]Cablevision Systems Corp., senior note, 144A, 8.625%, 9/15/17	Media	300,000		307,500
[a]Case New Holland Inc., senior note, 144A, 7.875%, 12/01/17	Machinery	800,000		810,000
CCH II LLC/CCH II Capital Corp., senior note, 13.50%, 11/30/16	Media	733,378		858,052
[a]CCO Holdings LLC, senior note, 144A, 8.125%, 4/30/20	Media	200,000		205,500
[a]CEDC Finance Corp. International Inc., senior secured note, 144A, 9.125%, 12/01/16	Beverages	500,000		487,500
CF Industries Holdings Inc., senior note, 6.875%, 5/01/18	Chemicals	400,000		407,000
Chesapeake Energy Corp., senior note,				
7.625%, 7/15/13	Oil, Gas & Consumable Fuels	50,000		52,750
6.25%, 1/15/18	Oil, Gas & Consumable Fuels	1,550,000		1,550,000
CIT Group Inc., senior secured sub. bond, 7.00%, 5/01/17	Diversified Financial Services	1,000,000		905,000
[a]Clear Channel Worldwide Holdings Inc., senior note,				
A, 144A, 9.25%, 12/15/17	Media	100,000		100,000
B, 144A, 9.25%, 12/15/17	Media	400,000		404,000
CMS Energy Corp., senior note, 8.75%, 6/15/19	Multi-Utilities	500,000		554,997
[a]Consol Energy Inc., senior note, 144A,				
8.00%, 4/01/17	Oil, Gas & Consumable Fuels	200,000		207,500
8.25%, 4/01/20	Oil, Gas & Consumable Fuels	200,000		209,500
Copano Energy LLC, senior note, 8.125%, 3/01/16	Oil, Gas & Consumable Fuels	1,000,000		990,000
[a]Cott Beverages Inc., senior note, 144A, 8.375%, 11/15/17	Beverages	400,000		405,000
Crown Castle International Corp., senior note, 9.00%, 1/15/15	Wireless Telecommunication Services	800,000		850,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note, 8.875%, 2/15/18	Oil, Gas & Consumable Fuels	500,000		501,875
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	Media	600,000		609,750
[a]Delta Air Lines Inc., senior secured note, 144A, 9.50%, 9/15/14	Airlines	700,000		738,500
Denbury Resources Inc., senior sub. note, 8.25%, 2/15/20	Oil, Gas & Consumable Fuels	300,000		315,000
Dole Food Co. Inc., senior secured note, 13.875%, 3/15/14	Food Products	506,000		595,815

Templeton Global Investment Trust

Templeton Income Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

Dollar General Corp., senior note, 10.625%, 7/15/15	Multiline Retail	900,000	$	988,875
Dynegy Holdings Inc., senior note,				
7.50%, 6/01/15	Independent Power Producers & Energy Traders	500,000		398,125
8.375%, 5/01/16	Independent Power Producers & Energy Traders	500,000		398,125
EchoStar DBS Corp., senior note, 7.125%, 2/01/16	Media	1,100,000		1,108,250
[g]Enterprise Products Operating LLC, junior sub. note, FRN, 7.034%, 1/15/68	Oil, Gas & Consumable Fuels	800,000		737,041
FelCor Lodging LP, senior secured note, 10.00%, 10/01/14	Real Estate Investment Trusts (REITs)	200,000		210,000
[a,h]Fontainebleau Las Vegas, 144A, 11.00%, 6/15/15	Hotels, Restaurants & Leisure	1,000,000		8,750
Ford Motor Credit Co. LLC, senior note,				
9.875%, 8/10/11	Automobiles	350,000		368,389
7.50%, 8/01/12	Automobiles	500,000		514,375
7.00%, 4/15/15	Automobiles	500,000		495,277
8.125%, 1/15/20	Automobiles	200,000		204,609
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	Real Estate Management & Development	650,000		602,875
Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14	Semiconductors & Semiconductor Equipment	1,000,000		922,500
General Electric Capital Corp., senior note, A, 8.50%, 4/06/18	Diversified Financial Services	109,000,000	MXN	8,181,151
[a]General Maritime Corp., senior note, 144A, 12.00%, 11/15/17	Oil, Gas & Consumable Fuels	600,000		615,000
GMAC Inc.,				
senior note, 7.25%, 3/02/11	Consumer Finance	800,000		817,000
senior note, 6.875%, 8/28/12	Consumer Finance	158,000		159,185
sub. note, 8.00%, 12/31/18	Consumer Finance	250,000		232,500
The Goldman Sachs Group Inc., senior bond, 5.375%, 3/15/20	Capital Markets	1,000,000		990,701
Hanesbrands Inc., senior note, 8.00%, 12/15/16	Textiles, Apparel & Luxury Goods	200,000		203,750
Harrah's Operating Co. Inc., senior secured note, 11.25%, 6/01/17	Hotels, Restaurants & Leisure	1,000,000		1,052,500
HCA Inc.,				
senior note, 6.50%, 2/15/16	Health Care Providers & Services	1,100,000		1,031,250
senior secured note, 9.125%, 11/15/14	Health Care Providers & Services	500,000		524,375
[a]Holly Corp., senior note, 144A, 9.875%, 6/15/17	Oil, Gas & Consumable Fuels	500,000		516,250
Huntsman International LLC,				
[a] senior note, 144A, 5.50%, 6/30/16	Chemicals	400,000		354,000
senior sub. note, 7.875%, 11/15/14	Chemicals	600,000		582,000
[a]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	Diversified Telecommunication Services	500,000		491,875
Jarden Corp., senior sub. note, 7.50%, 5/01/17	Household Durables	1,000,000		985,000
[a]JBS USA LLC, senior note, 144A, 11.625%, 5/01/14	Food Products	1,000,000		1,125,000
[a,j]JohnsonDiversey Holdings Inc., senior note, 144A, PIK, 10.50%, 5/15/20	Professional Services	600,000		675,000
Jostens IH Corp., senior sub. note, 7.625%, 10/01/12	Household Durables	1,000,000		1,005,000
KB Home, senior note, 6.25%, 6/15/15	Household Durables	700,000		626,500
Lamar Media Corp.,				
senior sub. note, 6.625%, 8/15/15	Media	550,000		529,375
[a]senior sub. note, 144A, 7.875%, 4/15/18	Media	100,000		101,000
Lamar Media Corp., senior sub. note, B, 6.625%, 8/15/15	Media	450,000		428,625
[a]LBI Escrow Corp., senior secured note, 144A, 8.00%, 11/01/17	Chemicals	500,000		516,250
[k]Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14	Capital Markets	1,000,000		202,500
[a]Libbey Glass Inc., senior secured note, 144A, 10.00%, 2/15/15	Household Durables	400,000		416,000
[a]Linn Energy Corp., senior note, 144A, 8.625%, 4/15/20	Oil, Gas & Consumable Fuels	700,000		720,125
[a]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	Chemicals	1,100,000		1,105,500
Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	Machinery	500,000		502,500
Mariner Energy Inc., senior note, 7.50%, 4/15/13	Oil, Gas & Consumable Fuels	200,000		206,000
MarkWest Energy Partners LP, senior note,				
6.875%, 11/01/14	Oil, Gas & Consumable Fuels	1,000,000		967,500
8.75%, 4/15/18	Oil, Gas & Consumable Fuels	100,000		101,500
[a]Martin Midstream Partners LP, senior note, 144A, 8.875%, 4/01/18	Oil, Gas & Consumable Fuels	300,000		298,500
[a]Media General Inc., senior secured note, 144A, 11.75%, 2/15/17	Media	600,000		612,000
MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14	Wireless Telecommunication Services	1,100,000		1,138,500

Templeton Global Investment Trust

Templeton Income Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

FR45, 9.75%, 5/15/37	1,750,000,000	IDR	$	188,158
				31,453,351
Iraq 0.2%				
[a] Government of Iraq, 144A, 5.80%, 1/15/28	1,889,000			1,539,630
Mexico 2.6%				
Government of Mexico, M 30, 10.00%, 11/20/36	2,447,000[g]	MXN		24,012,541
Peru 0.6%				
Government of Peru,				
7.84%, 8/12/20	2,190,000	PEN		865,956
7.35%, 7/21/25	2,340,000			2,813,850
Series 7, 8.60%, 8/12/17	4,830,000	PEN		1,987,425
				5,667,231
Poland 1.3%				
Government of Poland,				
5.75%, 4/25/14	14,635,000	PLN		4,390,120
6.25%, 10/24/15	13,260,000	PLN		4,047,124
5.75%, 9/23/22	12,900,000	PLN		3,722,793
				12,160,037
Russia 0.2%				
[i] Government of Russia, senior bond, Reg S, 7.50%, 3/31/30	2,051,600			2,320,154
South Korea 4.7%				
Korea Treasury Bond,				
0475-1112, 4.75%, 12/10/11	26,705,820,000	KRW		22,246,554
0525-1303, 5.25%, 3/10/13	237,640,000	KRW		200,171
senior bond, 0400-1206, 4.00%, 6/10/12	8,115,200,000	KRW		6,664,348
senior bond, 0550-1106, 5.50%, 6/10/11	2,446,930,000	KRW		2,044,248
senior note, 7.125%, 4/16/19	10,470,000			12,621,166
				43,776,487
[f] **Supranational 0.5%**				
Inter-American Development Bank, senior note, 7.50%, 12/05/24	60,000,000	MXN		4,478,664
Total Foreign Government and Agency Securities (Cost $162,572,988)				178,514,875
Municipal Bonds 1.3%				
United States 1.3%				
Florida State Board of Education Lottery Revenue, Series B, NATL Insured, 5.00%,				
7/01/20	1,470,000			1,620,984
7/01/21	1,355,000			1,460,893
7/01/22	1,600,000			1,713,856
Illinois Finance Authority Revenue, Alexian Brothers Health System, Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	1,800,000			1,884,798
JEA Water and Sewer System Revenue, Refunding, Series B, NATL Insured, 4.75%, 10/01/40	2,345,000			2,344,836
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board Revenue, Vanderbilt University, Refunding, Series A, 5.00%, 10/01/18	800,000			937,608
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Refunding, Series C, 4.75%, 6/15/33	620,000			628,953
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Series A, Assured Guaranty, 5.00%, 1/01/19	1,100,000			1,209,054
Total Municipal Bonds (Cost $11,081,752)				11,800,982
Total Investments before Short Term Investments (Cost $999,749,104)				903,560,750
Short Term Investments 1.2%				
Foreign Government Securities 0.0%[h]				
Malaysia 0.0%[h]				
[s] Bank of Negara Monetary Note,				
9/14/10	420,000	MYR		129,140
2610, 9/21/10	320,000	MYR		98,342
1810, 11/02/10	310,000	MYR		94,954
1110, 3/22/11	130,000	MYR		39,373

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2010, the aggregate value of these securities was $74,666,147, representing 8.01% of net assets. bNon-income producing. cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At June 30, 2010, the aggregate value of these securities was $294,388, representing 0.03% of net assets. dSee Note 7 regarding other considerations. eSee Note 5 regarding restricted securities. fThe principal amount is stated in U.S. dollars unless otherwise indicated. gThe coupon rate shown represents the rate at period end. hRounds to less than 0.1% of net assets. iA portion or all of the security purchased on a delayed delivery basis. jIncome may be received in additional securities and/or cash. kDefaulted security or security for which income has been deemed uncollectible. lSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At June 30, 2010, the aggregate value of these securities was $7,545,365, representing 0.81% of net assets. mPerpetual security with no stated maturity date. nThe principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date. oPrincipal amount is stated in 1000 Brazilian Real Units. pRedemption price at maturity is adjusted for inflation. qPrincipal amount is stated in 100 Mexican Peso Units. rA supranational organization is an entity formed by two or more central governments through international treaties. sThe security is traded on a discount basis with no stated coupon rate. tThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Templeton Global Investment Trust

Templeton Income Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

At June 30, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

Templeton Global Investment Trust

Templeton Income Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Investment Trust

Templeton Income Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Investment Trust

Templeton Income Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Investment Trust

Templeton Income Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

Templeton Global Investment Trust

Templeton Income Fund

Statement of Investments, June 30, 2010 (unaudited) (continued)

ABBREVIATIONS Currency

AUD BRL EUR GBP IDR JPY KRW MXN MYR PEN PLN SEK	Australian Dollar Brazilian Real Euro British Pound Indonesian Rupiah Japanese Yen South Korean Won Mexican Peso Malaysian Ringgit Peruvian Nuevo Sol Polish Zloty Swedish Krona

Selected Portfolio

ADR AGMC DIP FRN L/C MTN NATL PIK	American Depository Receipt Assured Guaranty Municipal Corp. Debtor-In-Possession Floating Rate Note Letter of Credit Medium Term Note National Public Financial Guarantee Corp. Payment-In-Kind

Counterparty

BOFA BZWS CITI DBAB FBCO HSBC HSBK JPHQ MSCO UBSW	Bank of America N.A. Barclays Bank PLC Citibank N.A. Deutsche Bank USA, N.A. Credit Suisse International HSBC Bank USA, N.A. HSBC Bank PLC JP Morgan Chase N.A. Morgan Stanley and Co. Inc. UBS AG

Templeton Global Investment Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt and certain preferred securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments trade in the over-the-counter market. The Funds’pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Certain funds generally enter into financial futures contracts in order to manage interest rate risk. A futures contract is an agreement between the fund and a counterparty to buy or sell a security for a specific price on a future date. Required initial margin deposits of cash or securities are pledged or received by the fund. Subsequent payments, known as variation margin, are made or received by the fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

Certain funds generally enter into forward exchange contracts in order to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the fund’s investment objectives.

4. INCOME TAXES

At June 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

5. RESTRICTED SECURITIES

At June 30, 2010, the Templeton Income Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Investments in "affiliated companies" for the Templeton Emerging Markets Small Cap for the three months ended June 30, 2010, were as shown below.

Officers, directors or employees of the Trust’s Investment Manager, may serve from time to time as members of boards of directors of companies in which the Funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Funds’policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

8. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’investments and are summarized in the following fair value hierarchy:

i	Level 1 – quoted prices in active markets for identical securities
i	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
i	Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of June 30, 2010, in valuing the Funds' assets and liabilities carried at fair value:

Level 1

Level 2

Level 3

Total

Templeton BRIC Fund Assets: Investments in Securities: Equity Investments:[a]

Total Investments in Securities	$ 524,803,579	$ 385,430,527	$ 4,411,411	$ 914,645,517
Forward Exchange Contracts	$ -	$ 12,648,648	$ -	$ 12,648,648
Liabilities:				
Financial Futures	2,893	-	-	2,893
Forward Exchange Contracts	-	9,114,630	-	9,114,630

[a]Includes common and preferred stock as well as other equity investments.
[b]For detailed country descriptions, see the accompanying Statement of Investments.
[c]Includes securities deemed to have no value at June 30, 2010.

At June 30, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

	Balance at Beginning of Period	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Transfer In (Out of) Level 3	Balance at End of Period
Templeton Emerging Markets Small Cap Fund						
Assets:						
Equity Investments:[a]						
China	$ -	$ -	$ -	$ -	$5,121,415	$5,121,415
Templeton Income Fund						
Assets:						
Investments in Securities:						
Equity Investments:[a]						
Hong Kong	$ 7,218,675	$ -	$ (752,905)	$ -	$(6,465,770)	$ -
United States	1,587,888	-	-	-	-	1,587,888[b]
Senior Floating Rate Interests	2,510,105	-	-	19,030	294,388	2,823,523
Total Investments in Securities	$ 11,316,668	$ -	$ (752,905)	$ 19,030	$(6,171,382)	$4,411,411

[a]Includes common and preferred stock as well as other equity investments.
[b]Includes securities deemed to have no value at June 30, 2010.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 26, 2010

By /s/MARK OTANI

      Mark Otani

      Chief Financial Officer and

   Chief Accounting Officer

Date: August 26, 2010